Principal Accounting Policies - Schedule of Allowance For Doubtful Accounts, Long-term investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Principal Accounting Policies
Balance at the beginning of year	¥ 80,547	$ 11,345	¥ 94,433	¥ 91,422
Allowance for expected credit losses	350	49	844	13,216
Reversal	(5,539)	(780)	(2,374)
Write-offs	(2,752)	(388)	0	(10,205)
The effect of disposals of subsidiaries			(12,356)
Balance at the end of year	72,606	$ 10,226	80,547	94,433
Allowance for doubtful accounts recognized	5,189		1,530
Impairment charge on equity-method investments	¥ 22,240		¥ 0	¥ 0